Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ 21,025
Ending balance	21,242	$ 21,025
Goodwill impairment	0	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	21,335	20,361
Additions through business combinations		1,083
Exchange and other adjustments	223	(109)
Ending balance	21,558	21,335
Accumulated impairment
Disclosure of reconciliation of changes in goodwill
Beginning balance	(310)	(313)
Exchange and other adjustments	(6)	3
Ending balance	$ (316)	$ (310)